Transactions With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party [Abstract]
Short-term employee benefits	$ 2,695	$ 4,543	$ 4,166
Share-based payments	1,290	0	0
Post-employment benefits	18	85	52
Compensation of Key Management Personnel	$ 4,003	$ 4,628	$ 4,218